UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4625

                            Midas Special Fund, Inc.

               (Exact name of registrant as specified in charter)

        11 Hanover Square, 12th Floor
                New York, NY                                      10005
    (Address of principal executive offices)                    (Zip code)

                          Thomas B. Winmill, President
                            Midas Special Fund, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

Item 1. Schedule of Investments

                            MIDAS SPECIAL FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 SEPTEMBER 30, 2007
                                   (UNAUDITED)

      SHARES        COMMON STOCKS (95.73%)                                                                        VALUE
---------------------------------------------------------------------------------------------------------------------------
                    CIGARETTES (6.95%)
      18,200        Reynolds American Inc.                                                                     $ 1,157,338
                                                                                                                 ---------
                    CRUDE PETROLUEM & NATURAL GAS (4.55%)
      10,000        Canadian Natural Resources Ltd.                                                                757,500
                                                                                                                   -------

                    FIRE, MARINE & CASUALTY INSURANCE (30.69%)
       1,050        Berkshire Hathaway, Inc. - Class B (a)                                                       4,149,600
      20,000        Leucadia National Corporation (a)                                                              964,400
                                                                                                                   -------
                                                                                                                 5,114,000
                    GENERAL BUILDING CONTRACTORS - RESIDENTIAL BUILDINGS (4.16%)
      18,000        Brookfield Asset Management Inc.                                                               693,000
                                                                                                                   -------
                    NATIONAL COMMERCIAL BANKS (5.33%)
      19,400        JP Morgan Chase & Co.                                                                          888,908
                                                                                                                   -------
                    OPERATIVE BUILDERS (1.85%)
      13,000        Hovnanian Enterprises, Inc. (a)                                                                144,170
      12,000        Pulte Homes, Inc.                                                                              163,320
                                                                                                                   -------
                                                                                                                   307,490

                    PETROLEUM REFINING (5.69%)
      10,800        ConocoPhillips                                                                                 947,916
                                                                                                                   -------
                    PHARMACEUTICAL PREPARATIONS (4.34%)
      11,000        Johnson & Johnson                                                                              722,700

                                                                                                                   -------
                    RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS (3.96%)
      10,000        The Home Depot, Inc.                                                                           324,400
      12,000        Lowe's Companies, Inc.                                                                         336,240
                                                                                                                   -------
                                                                                                                   660,640

                    SECURITY BROKERS, DEALERS & FLOTATION COMPANIES (6.39%)
       7,500        Legg Mason, Inc.                                                                               632,175
       2,000        The Goldman Sachs Group, Inc.                                                                  433,480
                                                                                                                   -------
                                                                                                                 1,065,655

                    SERVICES - BUSINESS SERVICES (8.88%)
      10,000        MasterCard, Inc.                                                                             1,479,700
                                                                                                                 ---------

                    SERVICES - COMPUTER PROGRAMMING, DATA PROCESSING, ETC. (6.47%)
       1,900        Google, Inc. - Class A (a)                                                                   1,077,813
                                                                                                                 ---------

                    SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSTMETICS (3.17%)
       7,500        Procter & Gamble Company                                                                       527,550
                                                                                                                   -------

                    TELEPHONE COMMUNICATIONS, EXC. RADIO (3.30%)
      13,000        AT&T Inc.                                                                                      550,030
                                                                                                                   -------

                        Total Common Stocks (cost: $11,261,096)                                                 15,950,240
                                                                                                                ----------

                    MONEY MARKET FUND (7.44%)
     1,240,414      Midas Dollar Reserves, Inc., 3.79%, (cost: $1,240,414) (b)(c)                                1,240,414
                                                                                                                 ---------


                    Total Investments (cost:  $12,501,510) (103.17%)                                            17,190,654

                    Liabilities in excess of other assets (-3.17%)                                                (528,572)
                                                                                                                  --------

                    NET ASSETS (100.00%)                                                                      $ 16,662,082
                                                                                                              ============

                    (a)  NON-INCOME PRODUCING.
                    (b)  RATE SHOWN IS THE 7-DAY YIELD AS OF SEPTEMBER 30, 2007.
                    (c)  AFFILIATED COMPANY.

NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION
Securities traded on a national securities exchange, unless over-the-counter quotations for such securities are believed to more closely reflect their fair value, are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the NASDAQ Stock Market ("NASDAQ") are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Such securities that are not traded on a particular day, securities traded in the over-the-counter market that are not on NASDAQ, and foreign securities are valued at the mean between the current bid and asked prices. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith under the direction of and pursuant to procedures established by the Fund's Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS
The cost of investments for federal income tax purposes is $12,501,510 and net unrealized appreciation is $4,689,144, comprised of aggregate gross unrealized appreciation and depreciation of $5,123,295 and $434,151, respectively.

AFFILIATED  ISSUER
The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of or, voting power over 5% or more of the outstanding voting shares or (b) control of, or common control under, another company or persons. Transactions with affiliates for the nine months ended September 30, 2007 were as follows:


                                                 NUMBER OF SHARES HELD
                                 --------------------------------------------------------        VALUE                    REALIZED
                                 DECEMBER 31,      GROSS         GROSS      SEPTEMBER 30,     SEPTEMBER 30,    DIVIDEND    GAINS/
NAME OF ISSUER                       2006        ADDITIONS    REDUCTIONS         2007             2007          INCOME    (LOSSES)
-----------------------------------------------------------------------------------------------------------------------------------
Midas Dollar Reserves, Inc.           -          1,293,109      52,695        1,240,414       $ 1,240,414       $ 535 4    $   -

Item 2. Controls and Procedures

(a) The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MIDAS SPECIAL FUND, INC.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date:  November 20, 2007

By: /s/ Thomas O'Malley
    ----------------------------------------
    Thomas O'Malley, Chief Financial Officer

Date: November 20, 2007

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

EX-99.CERT

CERTIFICATIONS

I, Thomas B. Winmill, certify that:

1.   I have reviewed this report on Form N-Q of Midas Special Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  November 20, 2007        /s/ Thomas B. Winmill
                                ----------------------------
                                Thomas B. Winmill, President

I, Thomas O'Malley, certify that:

1.   I have reviewed this report on Form N-Q of Midas Special Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: November 20, 2007         /s/ Thomas O'Malley
                                ----------------------------------------
                                Thomas O'Malley, Chief Financial Officer